AVAILABLE FOR SALE SECURITIES (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	May. 31, 2015
Amortized cost	$ 56,709	$ 80,743
Accumulated net unrealized loss	(8,293)	(7,087)
Available-for-sale Securities	48,416	73,656
Accounts and Notes Receivable, Net	0	23,700	$ 25,900
Corporate Bond Securities [Member]
Available-for-sale Securities	$ 48,400	49,900
Second Lien Interest-Bearing Loan Notes [Member]
Available-for-sale Securities		$ 59,400